K&L GATES

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street NW

Washington, DC  20006-1600

T 202.778.9000

www.klgates.com

Francine J. Rosenberger

202.778.9187
Fax:  202.778.9100
francine.rosenberger@klgates.com

August 21, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Eaton Vance Mutual Funds Trust

File No. 333-145560

Pre-Effective Amendment No. 1 - Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Eaton Vance Mutual Funds Trust (the “Trust”), transmitted herewith for filing is Pre-Effective Amendment No. 1 to the registration statement for the Trust on Form N-14 (“PEA No. 1”).  The primary purpose of PEA No. 1 is to include the pro forma financial statements in Appendix I of the statement of additional information, which were inadvertently omitted from the initial filing on Friday, August 17, 2007. (Accession No. 0000898432-07-000745).

Pursuant to Rule 488 under the Securities Act of 1933, as amended, PEA No. 1 will become effective on the 30th day after filing.  This transmission contains a conformed signature page for the Trust and the master portfolio.  The manually signed originals of these documents are maintained at the offices of the Trust.  If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

cc:

Maureen A. Gemma

  Vice President, Eaton Vance Management